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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan          Boston, Massachusetts   May 10, 2010
   ---------------------------    ---------------------   ------------
           [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         -----------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: 3,757,179
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number       Name

    1         028-06536                  AEW Capital Management, Inc.
    ------       -----------------       -------------------------------------
    2         028-06808                  Natixis Global Asset Management, L.P.
    ------       -----------------       -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    3/31/2010

                                                                                                            VOTING AUTHORITY
                           TITLE OF             VALUE      SH or     SH/ PUT/  INVESTMENT     OTHER   -----------------------------
       NAME OF ISSUER        CLASS    CUSIP    (X$1000)   PRN AMT    PRN Call  DISCRETION    MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities   COM      015271109    52,231     772,653  SH       Shared-Defined  01 02      411,653      -     361,000
AMB Property Corp          COM      00163T109   124,316   4,563,732  SH       Shared-Defined  01 02    2,561,132      -   2,002,600
Annaly Capital Management
 Inc.                      COM      035710409     6,442     375,000  SH       Shared-Defined  01 02            0      -     375,000
Avalon Bay Communities     COM      053484101   214,428   2,483,241  SH       Shared-Defined  01 02    1,590,072      -     893,169
Biomed Realty Trust Inc.   COM      09063H107    48,385   2,925,332  SH       Shared-Defined  01 02    2,450,432      -     474,900
Boston Properties Inc.     COM      101121101   235,494   3,121,607  SH       Shared-Defined  01 02    1,980,007      -   1,141,600
Brookfield Properties      COM      112900105     7,305     475,604  SH       Shared-Defined  01 02      287,704      -     187,900
Camden Property Trust      COM      133131102    67,391   1,618,807  SH       Shared-Defined  01 02    1,327,007      -     291,800
DCT Industrial Trust Inc.  COM      233153105    53,252  10,181,996  SH       Shared-Defined  01 02    8,433,796      -   1,748,200
Digital Realty Trust       COM      253868103    45,800     845,025  SH       Shared-Defined  01 02      691,325      -     153,700
Dupont Fabros Technology   COM      26613Q106    53,456   2,475,980  SH       Shared-Defined  01 02    2,107,980      -     368,000
Entertainment Pptys Trust  COM      29380T105    67,868   1,650,092  SH       Shared-Defined  01 02    1,113,692      -     536,400
Equity Lifestyle
 Properties                COM      29472R108    20,085     372,775  SH       Shared-Defined  01 02      305,775      -      67,000
Equity Residential         COM      29476L107   253,892   6,485,106  SH       Shared-Defined  01 02    4,401,606      -   2,083,500
Essex Property Trust Inc   COM      297178105    36,437     405,080  SH       Shared-Defined  01 02      329,880      -      75,200
Extra Space Storage Inc.   COM      30225T102    62,942   4,963,859  SH       Shared-Defined  01 02    4,185,759      -     778,100
Federal Realty Invs Trust  COM      313747206   173,897   2,388,365  SH       Shared-Defined  01 02    1,474,965      -     913,400
First Potomac Realty Trust COM      33610F109    35,390   2,354,596  SH       Shared-Defined  01 02    2,014,996      -     339,600
Glimcher Realty Trust      COM      379302102       540     106,600  SH       Shared-Defined  01 02      106,600      -           -
HCP Inc.                   COM      40414L109   168,458   5,104,793  SH       Shared-Defined  01 02    3,420,293      -   1,684,500
Health Care Reit Inc.      COM      42217K106    19,014     420,380  SH       Shared-Defined  01 02      341,280             79,100
Highwoods Properties       COM      42217K106     1,916      60,400  SH       Shared-Defined  01 02       60,400      -           -
Hospitality Properties     COM      44106M102     1,676      70,000  SH       Shared-Defined  01 02       70,000                  -
Host Hotels & Resorts      COM      44107P104   166,939  11,395,169  SH       Shared-Defined  01 02    7,593,669      -   3,801,500
HRPT Properties Trust      COM      40426W101     3,890     500,000  SH       Shared-Defined  01 02      500,000      -           -
Kilroy Realty Corp.        COM      49427F108    75,459   2,446,790  SH       Shared-Defined  01 02    1,882,590      -     564,200
Kimco Realty Corp.         COM      49446R109    40,623   2,597,401  SH       Shared-Defined  01 02    2,123,001      -     474,400
Kite Realty Group          COM      49803T102    14,956   3,161,868  SH       Shared-Defined  01 02    2,630,068      -     531,800
Liberty Property Trust     COM      531172104   174,467   5,140,448  SH       Shared-Defined  01 02    3,191,148      -   1,949,300
Macerich Company (the)     COM      554382101   102,721   2,681,313  SH       Shared-Defined  01 02    1,929,660      -     751,653
Mack Cali Realty Corp      COM      554489104    46,521   1,319,735  SH       Shared-Defined  01 02      919,435      -     400,300
National Retail Properties COM      637417106    35,747   1,565,773  SH       Shared-Defined  01 02    1,344,773      -     221,000
Nationwide Health
 Properties Inc.           COM      638620104    99,401   2,827,914  SH       Shared-Defined  01 02    2,334,614      -     493,300
Omega Healthcare Investors COM      681936100    65,219   3,346,272  SH       Shared-Defined  01 02    2,822,772      -     523,500
Pebblebrook Hotel Trust    COM      70509V100    13,716     652,205  SH       Shared-Defined  01 02      526,705      -     125,500
Piedmont Office Realty
 Trust                     COM      720190206    66,737   3,362,076  SH       Shared-Defined  01 02    2,019,076          1,343,000
Plum Creek Timber Co.      COM      729251108    16,759     430,700  SH       Shared-Defined  01 02      129,400      -     301,300
Post Properties Inc.       COM      737464107    20,539     932,727  SH       Shared-Defined  01 02      644,527      -     288,200
Public Storage Inc.        COM      74460D109   215,638   2,344,147  SH       Shared-Defined  01 02    1,521,847      -     822,300

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
Realty Income Corp         COM      756109104    12,276     400,000  SH       Shared-Defined  01 02      365,400      -      34,600
Regency Centers Corp.      COM      758849103    82,879   2,211,889  SH       Shared-Defined  01 02    1,645,189      -     566,700
Retail Opportunity
 Investments Corp.         COM      76131N101    30,296   2,993,708  SH       Shared-Defined  01 02    1,890,608          1,103,100
Senior Housing Properties
 Trust                     COM      81721M109     1,993      90,000  SH       Shared-Defined  01 02       90,000      -           -
Simon Property Group       COM      828806109   415,414   4,951,304  SH       Shared-Defined  01 02    3,274,392      -   1,676,912
Starwood Hotels & Resorts  COM      85590A401    38,491     825,269  SH       Shared-Defined  01 02      598,769      -     226,500
Taubman Centers Inc.       COM      876664103    10,878     272,499  SH       Shared-Defined  01 02      220,499      -      52,000
UDR Inc.                   COM      902653104     2,488     141,059  SH       Shared-Defined  01 02      141,059      -           -
Ventas Inc.                COM      92276F100    42,471     894,500  SH       Shared-Defined  01 02      309,500      -     585,000
Vornado Realty Trust       COM      929042109   210,046   2,774,715  SH       Shared-Defined  01 02    1,839,882      -     934,833
Column Totals                                 3,757,179 114,480,504                                   82,154,937      -  32,325,567